Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of earnings per share

	2023	2022	2021
	£m	£m	£m
Earnings
Profit from continuing operations attributable to ordinary shareholders	4,506	3,602	2,486
(Loss)/profit from discontinued operations attributable to ordinary shareholders	(112)	(262)	464
Profit attributable to ordinary shareholders	4,394	3,340	2,950

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	9,164	9,872	10,792
Effect of dilutive share options and convertible securities (1)	55	57	45
Diluted weighted average number of ordinary shares outstanding during the year	9,219	9,929	10,837

Earnings per ordinary share - continuing operations	49.2p	36.5p	23.0p
Earnings per ordinary share - discontinued operations	(1.2p)	(2.7p)	4.3p
Total earnings per share attributable to ordinary shareholders - basic (2)	47.9p	33.8p	27.3p
Earnings per ordinary share - fully diluted continuing operations	48.9p	36.2p	22.9p
Earnings per ordinary share - fully diluted discontinued operations	(1.2p)	(2.6p)	4.3p
Total earnings per share attributable to ordinary shareholders - fully diluted	47.7p	33.6p	27.2p

(1)

At the General Meeting and Class Meeting on 25 August 2022, the shareholders approved the proposed special dividend and share consolidation. On 30 August 2022 the issued ordinary share capital was consolidated in the ratio of 14 existing shares for 13 new shares. The average number of shares and earnings per share have been adjusted retrospectively.

(2)

In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).